Segment information (Tables)	12 Months Ended
Dec. 31, 2019
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment
Net revenues and income/(loss) before taxes
in	2019	2018	2017
Net revenues (CHF million)
Swiss Universal Bank	6,020	5,564	5,396
International Wealth Management	5,887	5,414	5,111
Asia Pacific	3,590	3,393	3,504
Global Markets	5,752	4,980	5,551
Investment Banking & Capital Markets	1,666	2,177	2,139
Strategic Resolution Unit [1]	–	(708)	(886)
Adjustments [2]	(229)	0	150
Net revenues	22,686	20,820	20,965
Income/(loss) before taxes (CHF million)
Swiss Universal Bank	2,697	2,125	1,765
International Wealth Management	2,138	1,705	1,351
Asia Pacific	902	664	729
Global Markets	956	154	450
Investment Banking & Capital Markets	(162)	344	369
Strategic Resolution Unit [1]	–	(1,381)	(2,135)
Adjustments [2]	(2,138)	(755)	(976)
Income before taxes	4,393	2,856	1,553
1
Beginning in 2019, the Strategic Resolution Unit ceased to exist as a separate division of the Group. The residual portfolio remaining as of December 31, 2018 is now managed in an Asset Resolution Unit.

2
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain revenues and expenses that were not allocated to the segments, including such items relating to the Asset Resolution Unit.

Total assets
end of	2019	2018
Total assets (CHF million)
Swiss Universal Bank	232,729	224,301
International Wealth Management	93,059	91,835
Asia Pacific	107,660	99,809
Global Markets	214,019	211,530
Investment Banking & Capital Markets	17,819	16,156
Strategic Resolution Unit [1]	–	20,874
Adjustments [2]	125,173	107,564
Total assets	790,459	772,069
1
Beginning in 2019, the Strategic Resolution Unit ceased to exist as a separate division of the Group. The residual portfolio remaining as of December 31, 2018 is now managed in an Asset Resolution Unit.

2
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain revenues and expenses that were not allocated to the segments, including such items relating to the Asset Resolution Unit.

Net revenues and income/(loss) from continuing operations before taxes and total assets by geographic location
Net revenues and income/(loss) before taxes by geographical location
in	2019	2018	2017
Net revenues (CHF million)
Switzerland	9,239	8,047	8,015
EMEA	1,244	1,164	1,042
Americas	9,253	8,750	8,952
Asia Pacific	2,950	2,859	2,956
Net revenues	22,686	20,820	20,965
Income/(loss) before taxes (CHF million)
Switzerland	3,259	1,927	1,648
EMEA	(2,574)	(2,520)	(2,825)
Americas	3,348	3,344	2,660
Asia Pacific	360	105	70
Income before taxes	4,393	2,856	1,553
The designation of net revenues and income/(loss) before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Bank is managed.
Total assets by geographical location
end of	2019	2018
Total assets (CHF million)
Switzerland	245,819	237,200
EMEA	145,219	149,715
Americas	305,330	309,616
Asia Pacific	94,091	75,538
Total assets	790,459	772,069
The designation of total assets by region is based upon customer domicile.